Significant Accounting Policies - Summary of Estimated Useful Lives of Intangible Assets (Detail)	12 Months Ended
May 31, 2020
Trademark [Member]
Estimated useful lives of intangible assets [Line items]
Estimated useful lives	10 years
License [Member]
Estimated useful lives of intangible assets [Line items]
Estimated useful lives	20 years
Student base [Member]
Estimated useful lives of intangible assets [Line items]
Estimated useful lives	1 year 9 months
Favorable lease [Member]
Estimated useful lives of intangible assets [Line items]
Estimated useful lives	8 years 8 months 1 day
Courseware [Member]
Estimated useful lives of intangible assets [Line items]
Estimated useful lives	3 years